ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details)	6 Months Ended
	Sep. 30, 2025	Apr. 01, 2025	Jun. 30, 2021
Eshallgo Inc [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jun. 16, 2021
Place of Incorporation	Cayman Islands
% of Ownership	100.00%	75.00%
Principal Activities	Investment holding
Junzhang Monarch Limited [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jun. 30, 2021
Place of Incorporation	Hong Kong
% of Ownership	100.00%		100.00%
Principal Activities	Investment holding
ESHALLGO USA, INC [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Apr. 01, 2025
Place of Incorporation	The United States
% of Ownership	100.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Shanghai Eshallgo Enterprise Development (Group) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jul. 22, 2021
Place of Incorporation	Shanghai, PRC
% of Ownership	100.00%
Principal Activities	WFOE, Investment holding Sale, leasing, and maintenance of office equipment
Junzhang Digital Technology (Shanghai) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Apr. 23, 2015
Place of Incorporation	Shanghai, PRC
Principal Activities	Sale, leasing, and maintenance of office equipment
Junzhang Digital Technology (Beijing) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jun. 09, 2021
Place of Incorporation	Beijing, PRC
Principal Activities	Sale, leasing, and maintenance of office equipment
Shanghai Lixin Office Equipment Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Sep. 05, 2008
Place of Incorporation	Shanghai, PRC
% of Ownership	100.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
ESHALLGO Office Supplies (Shanghai) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Oct. 30, 2015
Place of Incorporation	Shanghai, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Changchun ESHALLGO Information Technology Co, Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Mar. 10, 2016
Place of Incorporation	Changchun, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Shijiazhuang ESHALLGO Information Technology Co, Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Feb. 26, 2016
Place of Incorporation	Shijiazhuang, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Guangzhou ESHALLGO Office Equipment Leasing Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jul. 12, 2016
Place of Incorporation	Guangzhou, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Tianjin ESHALLGO Office Equipment Leasing Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Dec. 06, 2016
Place of Incorporation	Tianjin, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Ningbo Haishu ESHALLGO Junzhang Digital Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Oct. 19, 2016
Place of Incorporation	Ningbo, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Zhengzhou Junzhang Office Equipment Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Oct. 30, 2017
Place of Incorporation	Zhengzhou, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Chengdu Junzhang digital Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Aug. 15, 2016
Place of Incorporation	Chengdu, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Hefei Junzhang EESHALLGO Digital Products Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jul. 27, 2017
Place of Incorporation	Hefei, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Chongqing ESHALLGO Office Equipment Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Dec. 30, 2016
Place of Incorporation	Chengdu, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Beijing ESHALLGO Technology Development Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Mar. 28, 2016
Place of Incorporation	Beijing, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Harbin ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Apr. 05, 2016
Place of Incorporation	Harbin, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Xi’an ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Mar. 22, 2017
Place of Incorporation	Xi’an, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Shenzhen ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Aug. 19, 2016
Place of Incorporation	Shenzhen, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Shanghai Changyun Industrial Development Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Dec. 29, 2020
Place of Incorporation	Shanghai, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Hangzhou ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jan. 22, 2016
Place of Incorporation	Hangzhou, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Kunming ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jan. 12, 2017
Place of Incorporation	Kunming, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Qingdao ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Mar. 29, 2016
Place of Incorporation	Qingdao, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Qinghai ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jun. 21, 2018
Place of Incorporation	Qinghai, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Junzhang Digital Technology (Nanjing) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	May 12, 2021
Place of Incorporation	Nanjing, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Junzhang Digital Technology (Suzhou) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Mar. 11, 2022
Place of Incorporation	Jiangsu, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Junzhang Digital Technology (Changzhou) Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jun. 09, 2022
Place of Incorporation	Jiangsu, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment
Zibo ESHALLGO Information Technology Co., Ltd [Member]
ORGANIZATION AND BUSINESS DESCRIPTION - Schedule of Subsidiaries of the Company (Details) [Line Items]
Date of Incorporation	Jul. 25, 2022
Place of Incorporation	Shandong, PRC
% of Ownership	55.00%
Principal Activities	Sale, leasing, and maintenance of office equipment